Financial Instruments - Fair Value and Financial Risk management	12 Months Ended
Jun. 30, 2024
Fair Value Disclosure [Abstract]
Financial Instruments - Fair Value and Financial Risk management
(22) Financial Instruments - Fair Value and Financial Risk management
This note explains Vast’s accounting classifications and fair values including its exposure to financial risks and how these risks could affect Vast’s future financial performance. Current year profit and loss information has been included where relevant to add further context.
(a)Accounting classifications and fair values
The following table shows the carrying amounts and fair values of financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value.

	June 30,
	2024	2023

	(In thousands of US Dollars)
Warrants liability designated at fair value – Level 1 hierarchy (1)	3,670	—
Nabors Backstop facility designated at fair value – Level 3 hierarchy (2)	6,953	—
Derivative financial instrument designated at fair value associated with EDF Promissory Note – Level 3 hierarchy (3)	561	—
Derivative financial instrument designated at fair value associated with Convertible Notes 3, 4 and 5 and Senior Convertible Notes – Level 3 hierarchy (4)	—	192
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(1)Refer to Note 12. Warrants Liability for key valuation inputs applied to these warrants.
(2)The following table show the valuation technique used in measuring level 3 fair values for financial instruments measured at fair value as well as significant unobservable inputs used:

Type	Valuation technique	Significant unobservable inputs
Nabors Backstop facility designated at fair value – Level 3 hierarchy	Valuation have been determined by Discounted Cashflows	Probability of triggering contingent settlement feature: 0%
Refer to Note 13 – Borrowings and other financial liabilities - (b) Nabors Backstop Agreement for key valuation inputs.
(3)The following table show the valuation technique used in measuring level 3 fair values for financial instruments measured at fair value as well as significant unobservable inputs used:

Type	Valuation technique	Significant unobservable inputs
Derivative financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Black-Scholes formula adjusted for dilution	Risk free rate: 4.48% Volatility: 70%
A 10% increase in the volatility assumption would result in a change of $0.20 million in fair value of the derivative financial instrument as June 30, 2024 and 2023. A 10% increase in the risk-free rate assumption would not result in a material change in fair value of the derivative financial instrument as of June 30, 2024 and 2023.
(4)The following table shows the valuation technique used in measuring level 3 fair values for derivative financial instruments measured at fair value associated with Convertible Notes 3, 4, and 5 and Senior Convertible Notes as well as significant unobservable inputs used:

Type	Valuation technique	Significant unobservable inputs
Derivative financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Black-Scholes formula adjusted for dilution	Risk free rate: not applicable Volatility: not applicable
Reconciliation of level 3 fair values
Reconciliation of level 3 fair values
The following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values.

Movements in derivative financial instruments	(In thousands of US Dollars)
Opening balance as of July 1, 2023	192
Additions – Embedded derivative associated to EDF Promissory Note	5,616
Additions – Embedded derivative associated to Senior Convertible Notes	288
Fair value changes recognised as unrealised loss in profit or loss – Embedded derivative associated with EDF Promissory Note	(4,925)
Fair value changes recognised as realised loss in profit or loss – Embedded derivative associated with Senior Convertible Notes	2,334
Fair value changes recognised as realised loss in profit or loss – Embedded derivative associated with Convertible Notes 3,4 and 5	168,042
Conversion to Issued Capital upon consummation of the Capital Reorganisation - Embedded derivatives associated with Convertible Notes 3,4 and 5 and Senior Convertible Notes	(170,986)
Closing balance as of June 30, 2024	561

Opening balance as of July 1, 2023	32
Fair value changes recognised as unrealised gain in profit or loss	(5)
Closing balance as of June 30, 2024	27
Fair value changes recognised as realised losses reflect the mark to market valuation for the embedded derivative related to the Existing Convertible Notes 3, 4 and 5, and Senior Convertible Notes for the period from July 1, 2023 to December 18, 2023. The valuation of these instruments immediately prior to the close of the capital reorganization arrangement have utilised a share price of $11.99 as the spot price, being Vast’s closing stock price on December 18, 2023. Derivative valuations have been determined by a Black- Scholes formula adjusted for dilution. Volatility of 40% has been applied as at December 18, 2023 against all tranches. Risk free rates of 5.63% (Convertible Notes 3, 4 and 5) and of 5.15% (Senior Convertible Notes) have been applied as at December 18, 2023. As of June 30, 2024 the risk free rate of 4.48% and volatility of 70% was used for the fair value assessment.
(b)Market risk
(i)Foreign exchange risk
Foreign exchange risk arises when future commercial transactions or recognised assets or liabilities are denominated in a currency that is not Vast’s functional currency i.e. AUD.
Exposure
Vast’s exposure to foreign currency risk at the end of the reporting period, expressed in EUR and USD are as follows:

	June 30,
	2024	2023

	(In thousands)
Trade payables
EUR	94	17
USD	62	66
Amounts recognised in profit or loss and other comprehensive income:
During the year, the following foreign exchange related amounts were recognised in profit or loss:

	Twelve Months Ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
Amounts recognised in profit or loss
Unrealised Currency Gain/(Loss)	3	1	(1)
Realised Currency (Loss)/Gains	(200)	14	2
	(197)	15	1
Given the limited exposure, Vast manages its foreign exchange risk exposure by monitoring exchange rates at regular intervals before making an informed decision to transact in such currencies.
(c)Credit risk
Credit risk is the risk of financial loss to Vast if a customer or counterparty to a financial instrument fails to meet its contractual obligations arising principally from Vast’s receivables from customers. Credit risk arises from cash and cash equivalents as well as credit exposures from customers, including outstanding receivables. The carrying amount of financial assets represents the maximum credit exposure.
Trade receivables
Vast’s exposure to credit risk is influenced mainly by the individual characteristics of each customer which are primarily government organisation and joint operator. Vast applies IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. Management believes that Vast’s overall exposure to credit risk from Trade receivables to be not material.
Cash and cash equivalents
Vast held cash and cash equivalents of $11.1 million and $2.1 million as of June 30, 2024 and 2023, respectively. The cash and cash equivalents are held with bank and financial institution counterparties, which are rated AA- based on Standard and Poor’s ratings. Management believes that Vast’s overall exposure to credit risk from cash and cash equivalents to be not material.
(d)Liquidity risk
Liquidity risk is the risk that Vast will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Vast’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to Vast’s reputation.
Vast’s exposure to Liquidity risk primarily pertains to the Promissory Note issued by HoldCo to EDF. Coupon interest is payable at the rate of 3% per annum on the principal outstanding while interest accrues daily and is capitalised and payable at maturity (i.e. December 14, 2028).
During the year ended June 30, 2024, as part of the Capital Reorganisation, Vast entered into a Noteholder Support and Loan Termination Agreement whereby each of the convertible notes held by AgCentral Energy were discharged and terminated in exchange for Ordinary Shares, as repayment of all the principal outstanding and accrued interest immediately prior to the de-SPAC process.

	As of June 30, 2024
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3 – 36 months	Beyond 36 months
Promissory Note - EDF	(5,869)	10,928	—	—	(10,928)
Backstop Agreement - Nabors	(6,953)	6,953	—	(6,953)	—
Deferred consideration	(959)	994	—	(994)	—
Trade Payables	(5,157)	5,157	(5,157)	—	—
Warrants liability	(3,670)	3,670		(3,670)	—
Lease liabilities	(433)	578	(20)	(199)	(359)
Total non-derivatives	(23,040)	28,280	(5,177)	(11,816)	(11,287)

	As of June 30, 2023
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3 – 36 months	Beyond 36 months
Convertible notes	(21,415)	21,708	—	(21,708)	—
Loan from shareholder	(5,531)	5,704	—	(5,704)	—
Deferred consideration	(955)	995	—	(995)	—
Trade Payables	(5,622)	5,622	(5,622)	—	—
Lease liabilities	(54)	57	(7)	(50)	—
Total non-derivatives	(33,577)	34,086	(5,629)	(28,457)	—
Derivative financial instruments	(192)	192	—	(192)	—
In order to manage its liquidity to fund the operating cash flows and maintain these minimum liquidity reserve levels, it is likely that additional working capital funding will be required. If Vast is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations and reducing overhead expenses.